Segment information	6 Months Ended
Jun. 30, 2026
Segment information
Segment information

14.Segment information

The chief operating decision-maker (“CODM”) regularly reviews financial results, allocates resources to and assesses the performance of each of the following reportable segments:

(i) Digital Assets Services and Solutions — development of digital asset platform and provision of digital asset service and solutions.

(ii) Marketing and Enterprise Solutions — provision of AI-driven online advertising services and provision of digitalized operational solutions.

To align with the Company’s latest business strategy and focus on the on-going AI adoption, the Company introduced a new revenue grouping, Agentic Revenue, comprising the new revenue stream through Agentic Market Making (“A-MM”) and the existing revenues generated from Marketing and Enterprise Solutions (formerly known as Online Advertising and SaaS Solutions) segment to better reflect the evolution of its AI-enabled business model.

14.Segment information (Continued)

The presentation of reportable operating segments has been revised, and accordingly the comparative figures of such reportable segments have been restated, as the management believes that the information regarding such restated segments would be useful to the users of these condensed consolidated interim financial statements.

	Unaudited
	For the six-month ended June 30, 2026
	Digital Assets	Marketing and
	Services	Enterprise
	and Solutions	Solutions	Unallocated	Total
Digital assets platform revenue:
Wealth management solutions	9,569	—	—	9,569
Execution solutions	1,596	—	—	1,596
Payment solutions	1,090	—	—	1,090
	12,255	—	—	12,255

Agentic revenue	3,525	8,169	—	11,694

Total segment revenues	15,780	8,169	—	23,949

Segment operating loss	(658)	(379)	(1,120)	(2,157)

Other profit or loss information:
Depreciation and amortization	(154)	(658)	—	(812)
Finance income	85	115	—	200
Finance costs	(8)	(16)	—	(24)
Income tax expense	—	(59)	—	(59)
Share of losses from an equity investee	—	(20)	—	(20)

	Unaudited
	For the six-month ended June 30, 2025
	Digital Assets	Marketing and
	Services	Enterprise
	and Solutions	Solutions	Unallocated	Total
Digital assets platform revenue:
Wealth management solutions	21,462	—	—	21,462
Execution solutions	4,684	—	—	4,684
Payment solutions	1,655	—	—	1,655
	27,801	—	—	27,801

Agentic revenue	—	5,654	—	5,654

Total segment revenues	27,801	5,654	—	33,455

Segment operating profit/(loss)	3,967	(93)	(3,813)	61

Other profit or loss information:
Depreciation and amortization	(229)	(392)	—	(621)
Finance income	60	32	—	92
Finance costs	(12)	(30)	—	(42)
Income tax expense	—	(4)	—	(4)
Share of losses from an equity investee	—	(24)	—	(24)

14.Segment information (Continued)

The following table breaks down revenue by geographic location of the Group’s revenue. The geographical location is based on the geographical location where customers are located.

	For the six-month ended
	June 30,
	2025	2026
	(unaudited)	(unaudited)
Asia	6,715	11,321
North America	12,065	12,070
Africa	14,639	29
Europe	27	519
Others	9	10
	33,455	23,949

	As of	As of
	December 31,	June 30,
	2025	2026
Segment assets
Digital Assets Services and Solution	167,574	215,053
Marketing and Enterprise Solutions	75,267	69,877
Total segment assets	242,841	284,930

Intersegment eliminations	(6,087)	(3,206)
Discontinued operations	17	10
Unallocated items	19,608	16,314
Total assets as per the condensed consolidated statement of financial position	256,379	298,048

Segment liabilities
Digital Assets Services and Solution	132,379	180,329
Marketing and Enterprise Solutions	17,996	16,235
Total segment liabilities	150,375	196,564

Intersegment eliminations	(6,085)	(3,206)
Discontinued operations	1,277	1,265
Unallocated items	500	604
Total liabilities as per the condensed consolidated statement of financial position	146,067	195,227